Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
	Jan. 25, 2013
(Columbia Marsico 21st Century Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,059
(Columbia Marsico 21st Century Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,254
(Columbia Marsico Focused Equities Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,059
(Columbia Marsico Focused Equities Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,254
(Columbia Marsico Global Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	234	[1]
Expense Example, No Redemption, 3 Years	1,092	[1]
Expense Example, No Redemption, 5 Years	1,964	[1]
Expense Example, No Redemption, 10 Years	4,212	[1]
(Columbia Marsico Growth Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,005
(Columbia Marsico Growth Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,201
(Columbia Marsico International Opportunities Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,124
Expense Example, No Redemption, 10 Years	2,229
(Columbia Marsico International Opportunities Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,124
Expense Example, No Redemption, 10 Years	$ 2,421

[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.